Commitments and Contingencies (Details)	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares
Commitments and Contingencies Disclosure [Abstract]
Underwriting discount (in Dollars per share) | $ / shares	$ 0.2
Underwriting discount amount	$ 7,700,000
Additional price per share (in Dollars per share) | $ / shares	$ 0.35
Deferred underwriting commissions	$ 13,400,000
Excess fees	250,000
Underwriters additional fee	$ 4,500,000